Income tax benefit/(expense) - Summary of Deferred Tax Assets Not Brought to Account (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Unused tax losses
Potential tax benefit at local tax rates	$ 140,129	$ 125,728	$ 111,283
Other temporary differences
Potential tax benefit at local tax rates	14,204	12,318	11,046
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220	3,220
Deferred tax assets not brought to account	$ 157,553	$ 141,266	$ 125,549